CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical)	May 01, 2025 shares
Cartesian Growth Corporation III | Founder Shares | Sponsor | Class B ordinary shares
Number of share issued (in shares)	1,150,000
Shares outstanding (in shares)	6,900,000
Cartesian Growth Corporation III | Founder Shares | Sponsor | Class B ordinary shares | Over- allotment options | Maximum
Shares subject to forfeiture	900,000